Shares and Stockholders' Equity (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred compensation plan mark to market adjustment		$ 13,000,000	$ (8,000,000)
Preferred stock shares issued		40,000
Issuance of preferred stock, net of issuance costs		$ 986,000,000
9.250% Fixed Rate Reset Non-Cumulative Preferred Stock, Series C [Member]
Preferred stock shares issued		20,000
Liquidation preference, value	$ 25,000
Preferred stock, liquidation preference, shares	20,000
Percent of non cumulative preferred stock	9.25%
Issuance of preferred stock, net of issuance costs	$ 493,000,000
Dividend rate	5.318%
9.000% Non-Cumulative Preferred Stock, Series D [Member]
Preferred stock shares issued		20,000
Series C Preferred Stock Depositary Shares [Member]
Liquidation preference, value	$ 25,500
Depositary shares, value	$ 1,020
Series C Preferred Stock Depositary Shares [Member] | 9.250% Fixed Rate Reset Non-Cumulative Preferred Stock, Series C [Member]
Preferred stock shares issued	500,000
Liquidation preference, value		$ 25,000
Preferred stock, redemption percentage	102.00%
Depositary shares, value		1,000
Series D Depositary Shares [Member] | 9.000% Non-Cumulative Preferred Stock, Series D [Member]
Preferred stock shares issued	20,000,000
Liquidation preference, value	$ 25,000
Preferred stock, liquidation preference, shares	20,000
Percent of non cumulative preferred stock	9.00%
Issuance of preferred stock, net of issuance costs	$ 493,000,000
Preferred stock, redemption percentage	102.00%
Depositary shares, value	$ 25,500	$ 25,000
Preferred stock, redemption price per share	$ 25.50	$ 25.00